VANECK PREFERRED SECURITIES EX FINANCIALS ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)
1
Number
of Shares Value
PREFERRED SECURITIES: 99.6%
Consumer Cyclicals : 6.1%
Ford Motor Co.
6.00%, 12/01/59 † 804,923 $ 19,583,777
6.20%, 06/01/59 † 754,616 18,857,854
6.50%, 08/15/62 603,693 14,542,964
Paramount Global
5.75%, 04/01/24 † 251,539 5,747,666
Qurate Retail, Inc.
8.00%, 03/15/31 † 319,429 11,435,558
QVC, Inc.
6.25%, 11/26/68 503,278 5,621,615
75,789,434
Consumer Non-Cyclicals : 5.2%
Brookfield Infrastructure
Finance ULC
5.00%, 05/24/81 † 251,539 4,505,063
CHS, Inc.
6.75% (ICE LIBOR USD 3
Month+4.16%), 09/30/24 495,531 12,522,068
7.10% (ICE LIBOR USD 3
Month+4.30%), 03/31/24 † 422,585 10,712,530
7.50%, 01/21/25 † 520,685 13,631,533
7.88%, 09/26/23 539,802 14,212,987
8.00%, 07/18/23 † 308,688 9,242,119
64,826,300
Energy : 5.7%
Energy Transfer LP
7.60% (ICE LIBOR USD 3
Month+5.16%), 05/15/24 804,923 19,881,598
7.62% (ICE LIBOR USD 3
Month+4.74%), 08/15/23 447,739 11,247,204
9.86% (ICE LIBOR USD 3
Month+4.53%), 05/15/23 452,769 11,427,889
NGL Energy Partners LP
12.78% (ICE LIBOR USD 3
Month+7.21%) * 316,536 7,964,046
NuStar Energy LP
11.15% (ICE LIBOR USD 3
Month+5.64%) 387,369 9,405,319
NuStar Logistics LP
6.98% (Term SOFR USD 3
Month+7.00%), 01/15/43 404,977 10,638,746
70,564,802
Equity Real Estate Investment Trusts (REITs) :
0.4%
UMH Properties, Inc.
6.38% ‡ 255,764 5,509,157
Underline
Financial Services : 9.0%
AGNC Investment Corp.
6.12% (ICE LIBOR USD 3
Month+4.70%), 04/15/25 † 578,539 12,288,168
6.50% (ICE LIBOR USD 3
Month+4.99%), 10/15/24 404,977 9,383,317
10.68% (ICE LIBOR USD 3
Month+5.11%) 327,000 8,390,820
Annaly Capital Management,
Inc.
Number
of Shares Value
Financial Services (continued)
6.75% (ICE LIBOR USD 3
Month+4.99%), 06/30/24 445,223 $ 10,333,626
9.71% (ICE LIBOR USD 3
Month+4.17%) † 427,616 10,690,400
10.53% (ICE LIBOR USD 3
Month+4.99%) 724,431 18,429,525
Chimera Investment Corp.
7.75% (ICE LIBOR USD 3
Month+4.74%), 09/30/25 261,600 5,237,232
8.00% (ICE LIBOR USD 3
Month+5.79%), 03/30/24 327,000 7,131,870
MFA Financial, Inc.
6.50% (ICE LIBOR USD 3
Month+5.34%), 03/31/25 † 276,692 5,436,998
PennyMac Mortgage
Investment Trust
6.75%, 08/24/26 251,539 4,791,818
Rithm Capital Corp.
6.38% (ICE LIBOR USD 3
Month+4.97%), 02/15/25 400,047 7,988,938
7.12% (ICE LIBOR USD 3
Month+5.64%), 08/15/24 283,232 6,398,211
Two Harbors Investment Corp.
7.62% (ICE LIBOR USD 3
Month+5.35%), 07/27/27 264,116 5,440,790
111,941,713
Industrials : 6.3%
BIP Bermuda Holdings I Ltd.
5.12%, 01/21/27 † 301,846 5,249,102
Chart Industries, Inc.
6.75%, 12/15/25 202,489 14,617,681
Clarivate Plc
5.25%, 06/01/24 361,587 15,056,483
Crestwood Equity Partners LP
9.25% 1,792,464 16,634,066
RBC Bearings, Inc.
5.00%, 10/15/24 115,708 12,567,046
WESCO International, Inc.
10.62% (US Treasury
Yield Curve Rate T 5
Year+10.32%), 06/22/25 541,713 14,691,256
78,815,634
Real Estate : 0.9%
Brookfield Property Preferred
LP
6.25%, 07/26/81 675,230 10,972,488
Underline
Real Estate Investment Trusts : 13.7%
Arbor Realty Trust, Inc.
6.25% (Term SOFR USD 3
Month+5.44%), 10/12/26 † 285,345 5,812,478
Digital Realty Trust, Inc.
5.20%, 10/10/24 347,123 7,560,339
DigitalBridge Group, Inc.
7.12% † 292,187 6,208,974
7.15% 323,680 6,891,147
Diversified Healthcare Trust
5.62%, 08/01/42 ‡ 352,154 4,644,911

VANECK PREFERRED SECURITIES EX FINANCIALS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Real Estate Investment Trusts (continued)
6.25%, 02/01/46 † 251,539 $ 3,654,862
Franklin BSP Realty Trust, Inc.
7.50% 259,789 5,286,706
Hudson Pacific Properties, Inc.
4.75%, 11/26/26 † 427,616 5,054,421
Kimco Realty Corp.
5.25% † 263,210 6,288,087
KKR Real Estate Finance Trust,
Inc.
6.50%, 04/16/26 329,817 6,695,285
Public Storage
3.88%, 10/06/25 † 284,239 5,133,356
4.00%, 11/19/26 † 1,045,193 19,649,562
4.10%, 01/13/27 ‡ 251,539 4,842,126
4.62%, 06/17/25 † 568,477 12,529,233
4.70%, 11/15/24 † 260,393 5,814,576
4.88%, 09/12/24 † 318,146 7,425,528
5.05% † 301,846 7,416,356
5.15% † 281,723 6,941,655
5.60%, 03/11/24 † 286,754 7,266,346
Rithm Capital Corp.
7.00% (US Treasury Yield
Curve Rate T 5 Year+6.22%),
11/15/26 † 467,862 9,965,460
RLJ Lodging Trust
1.95% 323,881 7,931,846
Vornado Realty Trust
4.45%, 09/22/26 301,846 4,105,105
5.25% † 623,312 9,297,581
5.40% † 301,846 4,708,798
171,124,738
Technology : 14.5%
AT&T, Inc.
4.75%, 02/18/25 † 1,760,770 32,539,030
5.00%, 12/12/24 † 1,207,385 23,640,598
5.35%, 11/01/66 † 1,330,639 29,526,879
5.62%, 08/01/67 † 830,077 19,058,568
Pitney Bowes, Inc.
6.70%, 03/07/43 † 427,616 7,667,155
Qwest Corp.
6.50%, 09/01/56 983,516 14,241,312
6.75%, 06/15/57 664,062 9,801,555
Sabre Corp.
6.50%, 09/01/23 82,406 4,956,721
Telephone and Data Systems,
Inc.
6.00%, 09/30/26 † 694,246 9,663,904
6.62%, 03/31/26 422,585 6,516,261
United States Cellular Corp.
5.50%, 03/01/70 503,077 7,259,401
5.50%, 06/01/70 † 503,077 7,244,309
6.25%, 09/01/69 503,077 8,245,432
180,361,125
Utilities : 37.8%
AES Corp.
6.88%, 02/15/24 262,355 22,454,965
Number
of Shares Value
Utilities (continued)
Algonquin Power & Utilities
Corp.
6.20% (ICE LIBOR USD 3
Month+4.01%), 07/01/79 † 352,154 $ 8,169,973
6.88% (ICE LIBOR USD 3
Month+3.68%), 10/17/78 289,269 7,168,086
7.75%, 06/15/24 578,539 17,095,827
American Electric Power Co.,
Inc.
6.12%, 08/15/23 † 425,767 21,177,651
Brookfield BRP Holdings
Canada, Inc.
4.62%, 04/30/26 † 352,154 5,585,162
4.88%, 12/09/26 † 261,600 4,460,280
CMS Energy Corp.
5.88%, 10/15/78 281,723 6,803,610
5.88%, 03/01/79 † 633,877 15,517,309
DTE Energy Co.
4.38%, 12/01/81 † 281,723 5,933,086
5.25%, 12/01/77 † 402,462 9,634,940
Duke Energy Corp.
5.62%, 09/15/78 503,077 12,662,448
5.75%, 06/15/24 1,006,154 25,395,327
Entergy Arkansas LLC
4.88%, 09/01/66 † 412,523 9,376,648
Entergy Louisiana LLC
4.88%, 09/01/66 † 271,662 6,082,512
Entergy Mississippi LLC
4.90%, 10/01/66 † 261,600 5,867,688
Georgia Power Co.
5.00%, 10/01/77 271,662 6,636,703
NextEra Energy Capital
Holdings, Inc.
5.65%, 03/01/79 † 691,731 17,563,050
NextEra Energy, Inc.
6.22%, 09/01/23 1,001,808 49,589,496
6.93%, 09/01/25 1,006,154 46,011,422
NiSource, Inc.
6.50% (US Treasury Yield
Curve Rate T 5 Year+3.63%),
03/15/24 † 503,077 12,702,694
7.75%, 03/01/24 216,952 22,343,887
PG&E Corp.
5.50%, 08/16/23 115,174 17,595,132
SCE Trust III
5.75% (ICE LIBOR USD 3
Month+2.99%), 03/15/24 † 276,692 6,502,262
SCE Trust IV
5.38% (ICE LIBOR USD 3
Month+3.13%), 09/15/25 327,000 6,664,260
SCE Trust V
5.45% (ICE LIBOR USD 3
Month+3.79%), 03/15/26 301,846 6,818,701
SCE Trust VI
5.00% 477,923 9,458,096
Sempra
5.75%, 07/01/79 † 762,162 18,558,645

FoototeRuleAboveBlank
Footnotes:
Number
of Shares Value
Utilities (continued)
South Jersey Industries, Inc.
8.75%, 04/01/24 104,326 $ 7,172,413
Southern Co.
4.20%, 10/15/60 † 754,616 15,484,720
4.95%, 01/30/80 † 1,006,154 22,286,311
5.25%, 12/01/77 † 452,769 11,092,841
Spire, Inc.
5.90%, 08/15/24 † 251,539 6,102,336
Tennessee Valley Authority
4.79% (US Treasury Yield
Curve Rate T Note Constant
Maturity 30 Year+0.94%),
06/01/28 † 258,079 5,644,188
471,612,669
Total Preferred Securities
(Cost: $1,356,734,014) 1,241,518,060
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 1.8%
Money Market Fund: 1.8%
(Cost: $22,765,521)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 22,765,521 $ 22,765,521
Total Investments: 101.4%
(Cost: $1,379,499,535) 1,264,283,581
Liabilities in excess of other assets: (1.4)% (18,026,933)
NET ASSETS: 100.0% $ 1,246,256,648
†
Security fully or partially on loan. Total market value of securities on loan is $22,790,886.
* Non-income producing
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Electric Utilities & IPPs 28.1% $ 349,977,889
Residential & Commercial REITs 22.7 281,880,323
Telecommunications Services 13.5 167,737,249
Multiline Utilities 8.8 108,360,031
Oil & Gas Related Equipment and Services 5.1 62,600,756
Food & Tobacco 4.8 60,321,237
Automobiles & Auto Parts 4.3 52,984,595
Machinery; Equipment & Components 3.4 41,875,983
Professional & Commercial Services 3.0 36,939,651
Diversified Retail 1.3 17,057,173
Natural Gas Utilities 1.1 13,274,749
Real Estate Operations 0.9 10,972,488
Oil & Gas 0.6 7,964,046
Office Equipment 0.6 7,667,155
Investment Banking & Investment Services 0.5 6,695,285
Hotels & Entertainment Services 0.5 5,747,666
Software & IT Services 0.4 4,956,721
Consumer Goods Conglomerates 0.4 4,505,063
100.0% $ 1,241,518,060